Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

As of December 31	2015		2016
(in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts	898,227	(2,675)	1,311,599	(63,517)
Interest rate swaps	1,013,053	115,618	3,263,053	83,676

Derivative Financial Instruments Per Category
The following table summarizes our derivative financial instruments per category:

As of December 31	2015		2016
(in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps — cash flow hedges	—	2,716	—	1,703
Interest rate swaps — fair value hedges	118,334	—	120,025	34,646
Forward foreign exchange contracts — cash flow hedges	2,932	1,288	10,746	359
Forward foreign exchange contracts — net investment hedge	—	738	2,831	—
Forward foreign exchange contracts — no hedge accounting	12,537	16,118	457	77,192
Total	133,803	20,860	134,059	113,900

Less non-current portion:
Interest rate swaps — cash flow hedges	—	1,878	—	567
Interest rate swaps — fair value hedges	81,777	—	89,516	37,496
Total non-current portion	81,777	1,878	89,516	38,063

Total current portion	52,026	18,982	44,543	75,837